Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

(6) Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of
	March 31, 2024	December 31, 2023
Deferred commissions	$5,098	$4,185
Inventory deposits	-	616
Other	678	1,016
Total prepaid expenses and other current assets	$5,776	$5,817

(7) Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of December 31,
	2023	2022
Inventory deposits	$616	$6,255
Prepaid sales commissions	4,185	2,838
Other	1,016	978
Total prepaid expenses and other current assets	$5,817	$10,071